Significant Accounting Policies (Details Narrative) - $ / shares		12 Months Ended
	Jan. 20, 2016	Aug. 31, 2017
Accounting Policies [Abstract]
Estimate of economic life		5 years
Exchange rate for foreign currrency transaction		$ 0.1518
Foreign currrency transaction weighted average exchange rates		$ 0.1517
Reverse stock split	1-for-200